LICENSE CONTENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Term of license content asset	2 years
License content asset - current	$ 850,263	$ 454,000
License content asset - non current	365,360	246,280
License content liability	985,000
License content liability - current	985,000	454,000
License content liability - non current	0	227,000
Payments for license content liabilities	699,000
Additions to license content liabilities	47,500
Payable in 2021	581,000
Payable in 2022	404,000
License Content Asset [Member]
Impairment of license asset	2,260,799
Additions to license content assets	47,500
Amortization expense	1,362,921	$ 283,187
Amortization expense, 2022	1,058,773
Amortization expense, 2023	$ 156,849